3. COMMITMENTS (Details - Capital leases) - USD ($)	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jan. 01, 2016
Capital leases
2020		$ 10,250
2021	$ 5,126	5,126
Total minimum payments	12,814	15,376
Less: amount representing interest	548	777
Present value of minimum lease payments	12,266	14,599		$ 51,252
Less: current portion	9,731	9,572	$ 8,962
Capital lease payments, noncurrent	$ 2,535	$ 5,027	$ 14,601